SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
SUBSEQUENT EVENTS
13	SUBSEQUENT EVENTS

On October 7, 2016 and October 17, 2016, the Company issued an additional 60,000 shares of common stock for gross proceeds of $45,000 to an investor in terms of an executed Securities Purchase Agreement.

Between October 14, 2016 and November 23, 2016, the Company executed five unsecured promissory notes totaling $225,000, with investors, each promissory note bearing interest at 10% per annum and maturing between February 13, 2017 and November 23, 2017.

Other than disclosed above, in accordance with ASC 855-10, the Company has analyzed its operations subsequent to September 30, 2016 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.

QPAGOS Corporation - Parent Company [Member]
SUBSEQUENT EVENTS
16	SUBSEQUENT EVENTS

Subsequent to year end, on February 1, 2016, the Company entered into a consulting agreement with a newly formed Delaware corporation, Yogipay Corporation (“Yogipay”), in terms of the consulting agreement the Company will provide access to its considerable expertise in the payments services business to Yogipay in exchange for 3,000,000 shares of the newly formed entity which represents a 15% ownership interest in Yogipay at the date of entering into the agreement.

On February 16, 2016, the Company entered into consulting agreements with Gibbs Investment Holdings, Gibbs international, Eurosa, Inc. and Robert Skaff, in terms of which the parties have provided consulting services to the Company and continue to provide such services and were issued a total of 5,145,000 (2,572,500 pre-merger) common shares of the Company at an issue price of $0.395 ($0.79 pre-merger) per share

On May 12, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Qpagos Merge, Inc., a Delaware corporation and wholly owned subsidiary of a listed shell company, Asiya Pearls, Inc. (“Merger Sub”). Pursuant to the Merger Agreement, Merger Sub merged with and into the Company with the Company surviving the Merger as Asiya Pearls, Inc. (“Asiya”) wholly owned subsidiary (the “Merger”). Each shareholder of the Company received two shares of the common stock of Asiya for each share of common stock owned by such shareholder. Asiya also assumed all of the warrants issued and outstanding immediately prior to the Merger, which are now exercisable for approximately 6,219,200 shares of Common Stock. Immediately after the merger, the shareholders of the Company own approximately 91% of the merged entity.

The acquisition of the Company by Asiya has been accounted for as a reverse acquisition for financial accounting purposes. The Reverse Merger is deemed a capital transaction and the net assets of Asiya (the accounting acquirer) is carried forward to the Company (the legal acquirer) at their carrying value before the merger. The acquisition process utilizes the capital structure of Asiya and the assets and liabilities of the Company are recorded at historical cost. The financials statements of Asiya and the Company are being combined and the Company is the operating entity for financial reporting purposes and the financial statements for all periods presented represent the combined financial position and results of operations of the Company.

On June 1, 2016, the Board of directors approved changing the Company’s year end from October 31 to December 31.

On June 7, 2016, 4,975,000 shares were returned to the Company and recorded as treasury shares, in terms of the Merger Agreement.

During the period, May 16, 2016 to October 17, 2016, the Company issued an additional 500,000 shares of common stock for gross proceeds of $375,000 to an investor in terms of executed Securities Purchase Agreements.

On September 15, 2016, the Company executed a revolving line of credit note for $100,000 with our Chief Executive Officer pursuant to the terms of a Revolving Line of Credit Agreement. The note bears interest at 6% and is due and payable 6 months from the effective date. Provided the borrower is not in default, the borrower may extend and renew the note for an additional 6 month term. As of December 12, 2016, the outstanding balance under the revolving line of credit was $20,000.

Between September 29, 2016 and November 23,2016, the Company executed six unsecured promissory notes totaling $275,000, with investors, each promissory note bearing interest at 10% per annum and maturing between February 13,2017 and November 23, 2017.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2015 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.